Share-Based Compensation (Details) - USD ($)		12 Months Ended
	May 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation (Details) [Line Items]
Ordinary shares with a fair value	5,000
Aggregation of ordinary shares		11,172	4,365
Recognized share-based compensation expenses (in Dollars)		$ 1,361,327	$ 1,010,460	$ 562,297
Director [Member]
Share-Based Compensation (Details) [Line Items]
Recognized share-based compensation expenses (in Dollars)		$ 48,603	$ 50,173